Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Plans
Defined benefit plan contributions	¥ 444,719	¥ 403,621	¥ 379,168